SEGMENT, PRODUCT, GEOGRAPHIC AND OTHER INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Summary of Revenues From Major Products Line

Revenues from our Company’s major product lines are summarized as follow:

(in US$ thousands)	2022	2021	2020
MahJong and casino casual games	$1,308	$1,493	$1,833
PC-based online sports games	3,395	2,376	2,730
Mobile role playing games	801	1,522	2,270
Other games and game related revenues	81	101	42
	$5,585	$5,492	$6,875

Revenue by Geographic Region

Revenues by geographic area are attributed by country of the operating entity location. Revenue from by geographic region is as follows:

(in US$ thousands)
Geographic region / country	2022	2021	2020
Taiwan	$2,427	$3,050	$3,743
Hong Kong	3,158	2,442	3,132
	$5,585	$5,492	$6,875

Geographic Information for Property, Plant and Equipment, Intangible Assets and Operating Lease Right-of-use Assets

Geographic information for property, plant and equipment, intangible assets and operating lease right-of-use assets are as follows:

(in US$ thousands)	December 31, 2022			December 31, 2021
Geographic region / country	Property, plant and equipment, net	Intangible assets, net	Operating lease right-of-use assets, net	Property, plant and equipment, net	Intangible assets, net	Operating lease right-of-use assets, net
Taiwan	$103	$19	$1,289	$88	$12	$1,897
Hong Kong	—	—	17	—	—	74
	$103	$19	$1,306	$88	$12	$1,971